Company information - (Details) € / shares in Units, € in Thousands, $ in Millions								1 Months Ended		6 Months Ended
	Jul. 07, 2025 EUR (€)	Jul. 07, 2025 USD ($)	May 09, 2025 EUR (€)	May 07, 2025 EUR (€) € / shares shares	May 02, 2025 € / shares shares	Dec. 19, 2024 EUR (€) € / shares shares	Oct. 17, 2024 EUR (€) € / shares shares	May 31, 2025 EUR (€)	May 31, 2025 USD ($)	Jun. 30, 2025 EUR (€) item D shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 EUR (€)	May 07, 2025 USD ($) shares	Feb. 28, 2025 item	Dec. 31, 2024 EUR (€) shares	Dec. 11, 2024 € / shares shares	Oct. 14, 2024 EUR (€)
Collaborative Arrangements
Proceeds from issuance of shares										€ 57,370		€ 6
Issue of prefunded warrants										58,206
Derivative financial liabilities										42,251					€ 97,715
Revenue										€ 4,454		€ 41
Forecast
Collaborative Arrangements
Percentage of reduction in workforce														50.00%
Tranche I, phase II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Proceeds from issuance of shares and warrants						€ 21,400
Net proceeds from issuance of shares and warrants						€ 20,100
Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Proceeds from issuance of shares and warrants				€ 115,600
Net proceeds from issuance of shares and warrants				108,000
T2 New Shares Call options | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Derivative financial liabilities				78,200
T2 BSA Call options | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Derivative financial liabilities				€ 79,900
T1 BSA Warrants [Member] | Tranche I, phase I, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Proceeds from issuance of shares and warrants							€ 94,100
Net proceeds from issuance of shares and warrants							€ 86,600
Exercise price of warrant | € / shares							€ 0.01
Number of warrants issued | shares							35,399,481
Subscription price per warrant | € / shares							€ 1.34
Number of shares callable by warrants | shares							35,399,481
T1 bis BSA Warrants | Tranche I, phase II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Exercise price of warrant | € / shares						€ 0.01
Number of warrants issued | shares						8,053,847
Number of shares callable by warrants | shares						8,053,847
T2 BSA Prefunded Warrants
Collaborative Arrangements
Price per share | € / shares					€ 1.35
Subscription price per warrant | € / shares					€ 1.34
Number of shares callable by warrants | shares					43,437,036
T2 BSA Prefunded Warrants | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Number of shares per warrant | shares				1	1								1		1	1
Price per share | € / shares				€ 1.35
Number of warrants issued | shares				43,437,036	43,437,036					43,437,036	43,437,036
Subscription price per warrant | € / shares				€ 1.34
Issue of prefunded warrants				€ 58,200
Number of shares callable by warrants | shares				43,437,036									43,437,036
T3 BSAs Warrants Attached To T2 New Shares | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Exercise price of warrant | € / shares				€ 1.5	€ 1.5
Number of shares callable by warrants | shares				38,239,990	38,239,990								38,239,990
T3 BSAs Warrants Attached To T2 BSA Warrants
Collaborative Arrangements
Exercise price of warrant | € / shares					€ 1.5
Number of shares callable by warrants | shares					39,093,329
T3 BSAs Warrants Attached To T2 BSA Warrants | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Exercise price of warrant | € / shares				€ 1.5
Number of shares callable by warrants | shares				39,093,329									39,093,329
T2 and T3 BSAs | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Subscription price per warrant | € / shares				€ 1.34
Issue of prefunded warrants				€ 58,200
T1 New Share | Tranche I, phase I, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Number of shares issued during the period | shares							34,600,507
Price per share | € / shares							€ 1.35
T1 BIS Shares [Member] | Tranche I, phase II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Number of shares issued during the period | shares						7,872,064
Price per share | € / shares						€ 1.35
T2 New Share | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Number of shares issued during the period | shares				42,488,883	42,488,883					42,488,883	42,488,883
Price per share | € / shares				€ 1.35
Proceeds from issuance of shares				€ 57,400
T2 New Share | T3 BSAs Warrants Attached To T2 New Shares | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Number of shares per warrant | shares				1									1
ABSAs | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Price per share | € / shares				€ 1.35	€ 1.35
Maximum | 2024 Financing arrangement in three tranches
Collaborative Arrangements
Structured Financing amount																	€ 348,000
Maximum | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Structured Financing amount																	€ 116,000
Maximum | T2 BSA Prefunded Warrants | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Exercise price of warrant | € / shares																€ 1.35
Maximum | T3 BSA warrants | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Additional proceeds receivable upon exercise of warrants				€ 116,000
Maximum | T3 BSAs Warrants Attached To T2 New Shares | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Additional proceeds receivable upon exercise of warrants				57,400
Maximum | T3 BSAs Warrants Attached To T2 BSA Warrants | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Additional proceeds receivable upon exercise of warrants				€ 58,600
Maximum | T2 and T3 BSAs | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Number of shares callable by warrants | shares				120,800,000									120,800,000
Maximum | T2 New Share | ABSA warrants | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Exercise price of warrant | € / shares																€ 1.35
Licensing and collaboration agreement with CTTQ
Collaborative Arrangements
Milestone payment receivable | $													$ 10.0
Revenue										€ 4,400
Gross amount of revenue										8,900	$ 10.0
License and collaboration arrangement, credit note recognized			€ 4,400					€ 4,400	$ 5.0	€ 4,300
Licensing and collaboration agreement with CTTQ | Receipt of payments under Licensing arrangements
Collaborative Arrangements
Amount received on licensing arrangements	€ 8,500	$ 9.5
Licensing agreement with Hepalys | JAPAN
Collaborative Arrangements
Number of Participants in Phase 1 Trial of Lanifibranor | item										32
Number of days in Phase 1 trial of Lanifibranor | D										14
Phase 3 NATiV3 clinical trial of lanifibranor in patients with MASH and advanced fibrosis
Collaborative Arrangements
Number of patients randomized | item														1,200